As filed with the Securities and Exchange Commission on August 25, 2009

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 150	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 152

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on August 26, 2009 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[   ]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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PMC Funds

PMC Core Fixed Income Fund (PMFIX)
PMC Diversified Equity Fund (PMDEX)

Prospectus

  August 26, 2009

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

PMC Funds
series of Trust for Professional Managers (the “Trust”)

SUMMARY SECTION

PMC Core Fixed Income Fund

Investment Objective. The PMC Core Fixed Income Fund’s (the “Core Fixed Income Fund”) investment objective is to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Acquired Fund Fees and Expenses (1)	0.02%
Total Annual Fund Operating Expenses	1.61%
Less: Fee Waiver/Expense Reimbursements	(0.59)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (2)	1.02%

(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.

(2)
Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (“the Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of Acquired Fund Fees and Expenses) do not exceed 1.00% of the Fund’s average net assets through September 28, 2010, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This waiver can only be terminated by the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$104	$325	$563	$1,248

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 493.8% of the average value of its portfolio.

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities that are rated investment grade or better (i.e., securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or determined to be of comparable quality by the Adviser or sub-adviser if the security is unrated).  In addition, the Fund may invest up to 20% of its net assets, measured at the time of purchase, in high-yield debt securities that are rated BB+ or lower by S&P or Ba1 or lower by Moody’s, or if unrated or split rated, securities deemed by the Adviser or sub-adviser to be of comparable quality).  Such securities are considered to be below “investment grade” and are also known as “junk bonds.”  The lowest rating for any high-yield debt security in which the Fund may invest is CCC+.  The Fund may invest in fixed income securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations carrying maturities of more than 20 years.  It is expected that the weighted average maturity of the securities in the Fund will closely approximate the weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index.

Table of Contents - Prospectus

  The Fund intends to invest in the following types of fixed income securities:

• U.S. Government and Agency Obligations	• U.S. Treasury obligations and other “stripped securities”
• mortgage-backed securities	• asset-backed securities
• U.S. and foreign corporate debt	• municipal securities
• obligations of international agencies or supranational entities	• zero-coupon, pay-in-kind or deferred-payment securities
• when-issued securities	• delayed-delivery securities
• custodial receipts	• high-yield debt securities
• emerging markets debt	• convertible securities

The Fund may invest up to 20% of its net assets in fixed income securities issued by foreign corporations and foreign governments, including corporations and governments in emerging markets, that are denominated in a currency other than the U.S. dollar.  The foreign fixed income securities in which the Fund invests may have maturities of any length, and may be investment grade, non-investment grade or unrated.  The Fund may also engage in securities lending representing up to one-third of the value of its total assets to earn income.  In addition to direct investments in fixed income securities, at any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different exchange-traded funds (“ETFs”) that invest in fixed income securities that are rated investment grade or better by Moody’s, S&P or another NRSRO.

The Manager of Managers Approach.  The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund.  The Adviser believes that an investment’s reward and risk characteristics can be enhanced by employing multiple sub-advisory firms, with complementary styles and approaches, who manage distinct segments of a market, asset class or investment style for the Fund.  In managing the Fund, the Fund’s sub-advisers generally rely on detailed proprietary research.  The sub-advisers focus on the sectors and securities they believe are undervalued relative to the market.  The Fund’s sub-advisers will trade the Fund’s portfolio securities actively, and may experience a high portfolio turnover rate. In selecting individual securities for investment, the Fund’s sub-advisers typically:

•	use in-depth fundamental research to identify sectors and securities for investment by the Fund and to analyze risk;
•	exploit inefficiencies in the valuation of risk and reward;
•	look to capitalize on rapidly shifting market risks and dynamics caused by economicband technical factors; and
•	consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.

The Fund’s sub-advisers generally sell securities in order to take advantage of investments in other securities offering what the sub-adviser believes is the potential for more attractive current income or capital gain or both.

Table of Contents - Prospectus

Principal Risks.  Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Management Risk.  Risk that the Adviser’s investment strategies for the Funds, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. Risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Securities Lending Risk.  The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will investment during the term of the loan.  The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund also bears the risk that the value of investments made with collateral may decline.

•
When-Issued Securities Risk.  Risk that the price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Foreign Securities and Currency Risk.  Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
ETF Risk.  Risk associated with bearing indirect fees and expenses charged by ETFs in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs.  Also, risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

•
Debt Securities Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

Table of Contents - Prospectus

•
High-Yield Debt Securities Risk.  The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Municipal Securities Risk.  The value of municipal securities may be adversely affected by local political and economic factors, by supply and demand factors or the creditworthiness of the issuer, or by the ability of the issuer or projects backing such securities to generate taxes or revenues.  There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to income tax.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

•
U.S. Government and U.S. Agency Obligations Risk.  The risk that entities that are not backed by the full faith and credit of the U.S. Government may default on a financial obligation.  The value of these types of securities may also decline when market interest rates increase.

Performance.  The Annual Returns bar chart demonstrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2008 compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of June 30, 2009 was 5.08%.  During the period shown in the bar chart, the best performance for a quarter was 4.94% (for the quarter ended December 31, 2008).  The worst performance was -1.65% (for the quarter ended June 30, 2008).

Average Annual Total Returns
(for the Period Ended December 31, 2008)
PMC Core Fixed Income Fund	One Year	Since Inception (September 28, 2007)
Return Before Taxes	5.56%	7.17%
Return After Taxes on Distributions(1)	4.53%	6.06%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	4.98%	5.94%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	6.57%

(1)
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Adviser and Sub-Advisers.  Envestnet Asset Management, Inc. is the Fund’s investment adviser.  Neuberger Berman Fixed Income LLC (“NBFI”) and Schroder Investment Management North America Inc. (“Schroder”) serve as the Fund’s sub-advisers.

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Portfolio Managers.  Mr. Wesley Sparks, CFA, Head of U.S. Fixed Income of Schroder, has managed the Fund since 2007.  Mr. Andrew Johnson, Managing Director and Board Member of NBFI, has managed the Fund since 2009

Purchase and Sale of Fund Shares.  You may conduct transactions by mail (PMC Core Fixed Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at (866) PMC-7338.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the PMC Funds family is $2,500.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $50.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

PMC Diversified Equity Fund
Investment Objective.  The PMC Diversified Equity Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.54%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Fund Operating Expenses	1.75%
Less: Fee Waiver/Expense Reimbursements	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (2)	1.41%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (“the Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of Acquired Fund Fees and Expenses) do not exceed 1.40% of the Fund’s average net assets through August 26, 2012, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This waiver can only be terminated by the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid.

Example.  This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$144	$446

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, above, affect the Fund’s performance.

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies and non-U.S. companies with varying market capitalizations.

To achieve its investment objective, the Fund will generally invest in common stocks and preferred stocks, convertible securities and other equity securities of U.S. and non-U.S. companies, including when-issued securities. The Fund may invest up to 50% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may invest up to 10% of its net assets in the equity securities of companies located in countries considered to have emerging market economies.  The Fund may also engage in securities lending representing up to one-third of the value of its total assets to earn income.  In addition to direct investments in equity securities, At any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different exchange-traded funds (“ETFs”) that invest in equity securities.

Table of Contents - Prospectus

The Manager of Managers Approach.  The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund.  The Adviser believes that an investment’s reward and risk characteristics can be enhanced by employing multiple sub-advisory firms, with complementary styles and approaches, who manage distinct segments of a market, asset class or investment style for the Fund.  The Fund invests in issuers that the Fund’s sub-advisers believe offer the potential for capital growth.  In identifying candidates for investment, the Fund’s sub-advisers may consider the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, the quality of the securities, and whether the issuer has any proprietary advantages.  The Fund generally sells securities when the Fund’s sub-advisers believe they are fully priced or when significantly more attractive investment candidates become available.  The Fund may invest in companies of any market-capitalization, and may invest in securities of domestic or foreign issuers.  Because the Fund is designed to maintain a “core” or “blend” approach, the Adviser selects sub-advisers to manage the Fund’s portfolio of securities in such a way so as mitigate significant growth or value style biases at the Fund level. Individual sub-advisers may specialize in one or the other style, but it is expected that in concert the blend of the sub-advisers will exhibit a core style.

Principal Risks.  Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Management Risk.  Risk that the Adviser’s investment strategies for the Funds, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. Risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Securities Lending Risk.  The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will investment during the term of the loan.  The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund also bears the risk that the value of investments made with collateral may decline.

•
When-Issued Securities Risk.  Risk that the price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Foreign Securities and Currency Risk.  Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap, Small-Cap and Micro-Cap Company Risk.  The risk that the securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
ETF Risk.  Risk associated with bearing indirect fees and expenses charged by ETFs in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs.  Also, risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

Performance.  The Fund has been in operation for less than a full calendar year; as a result, there is no performance information available at this time.

Investment Adviser and Sub-Advisers.  Envestnet Asset Management, Inc. is the Fund’s investment adviser.  Delaware Management Company (“Delaware Management”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Mellon Capital Management Corporation (“Mellon Capital”) and Neuberger Berman Management, LLC (“Neuberger”) serve as the Fund’s sub-advisers.

Portfolio Managers.  Francis X. Morris, Michael S. Morris, CFA, Christopher S. Adams, CFA, and Donald G. Padilla, CFA, serve as the co-Portfolio Managers for the segment of the Fund’s assets managed by Delaware Management.  Warren N. Koontz, CFA, CIC, Arthur Barry, CFA, and James L. Carroll, CFA, are the co-Portfolio Managers for the segment of the Fund’s assets managed by Loomis Sayles.  Ron Gala, CFA, serves as the Portfolio Manager for the segment of the Fund’s assets managed by Mellon Capital.  Benjamin Segal, CFA, and Conrad A. Saldanha, CFA, serve as co-Portfolio Managers for the segment of the Fund’s assets managed by Neuberger.

Purchase and Sale of Fund Shares.  You may conduct transactions by mail (PMC Diversified Equity Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at (866) PMC-7338.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the PMC Funds family is $2,500.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $50.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

PMC Core Fixed Income Fund

Investment Objective.  The Fund’s investment objective of providing current income consistent with low volatility of principal, as well as the principal investment strategies discussed below, is non-fundamental and may be changed without the approval of the Fund’s shareholders upon 30 days’ written notice to shareholders.  However, the Fund will not change its investment policy of investing at least 80% of its net assets according to the investment strategies described below without first providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.  The Fund will primarily invest (at least 80% of its net assets, measured at the time of purchase) in fixed income securities that are rated investment grade or better (i.e., securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or determined to be of comparable quality by the Adviser or sub-adviser if the security is unrated).

In addition, the Fund may invest up to 20% of its net assets, measured at the time of purchase, in high-yield debt securities that are rated BB+ or lower by S&P or Ba1 or lower by Moody’s, or if unrated or split rated, securities deemed by the Adviser or sub-adviser to be of comparable quality).  Such securities are considered to be below “investment grade” and are also known as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund intends to invest in the following types of fixed income securities:

•	obligations issued by the U.S. Government and its agencies or instrumentalities;
•	debt securities of domestic or foreign corporations;
•	mortgage-backed securities;
•	receipts involving U.S. Treasury obligations and other “stripped securities;”
•
municipal securities of issuers located in all fifty states, the District of Columbia or other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations;

•	obligations of international agencies or supranational entities;
•	asset-backed securities;
•	zero coupon, pay-in-kind or deferred payment securities;
•	securities issued on a when-issued and a delayed-delivery basis;
•	high-yield debt securities (junk bonds);
•	custodial receipts;
•	convertible securities; and
•	emerging markets debt.

At any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different ETFs that invest in fixed-income securities.  Each ETF share represents an undivided ownership interest in the portfolio of stocks held by an ETF, which are investment companies that acquire and hold either shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself or shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

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The Fund may invest up to 20% of its net assets, measured at the time of purchase, in fixed income securities issued by foreign corporations and foreign governments that are denominated in a currency other than the U.S. dollar.  The foreign fixed income securities in which the Fund invests may have maturities of any length, and may be investment grade, non-investment grade or unrated.  The Fund may also engage in securities lending representing up to one-third of the value of its total assets to earn income.

PMC Diversified Equity Fund

Investment Objective.  The Fund’s investment objective of long-term growth of capital, as well as the principal investment strategies discussed below, are non-fundamental and may be changed without the approval of the Fund’s shareholders upon 30 days’ written notice to shareholders.  However, the Fund will not change its investment policy of investing at least 80% of its net assets according to the investment strategies described below without first providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies and non-U.S. companies with varying market capitalizations.

To achieve its investment objective, the Fund will generally invest in common stocks and preferred stocks, convertible securities (including convertible preferred stock and when-issued securities) and other equity securities of U.S. and non-U.S. companies. The Fund may invest up to 50% of its net assets in foreign securities, including ADRs, EDRs and GDRs, which are certificates typically issued by a bank or trust company that represent one or more shares of a foreign stock, or a fraction of a share, and give their holders the right to obtain the securities issued by a foreign company that they represent.  The Fund may invest up to 10% of its net assets in the equity securities of companies located in countries considered to have emerging market or developing economies.  The Fund may also engage in securities lending representing up to one-third of the value of its total assets to earn income.

At any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different ETFs that invest in equity securities.  Each ETF share represents an undivided ownership interest in the portfolio of stocks held by an ETF, which are investment companies that acquire and hold either shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself or shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

General Investment Policies of the Funds

Sub-Advisers.  To achieve the investment objectives of the PMC Core Fixed Income Fund and the PMC Diversified Equity Fund (each a “Fund,” collectively, the “Funds” or “PMC Funds”), the Adviser will utilize sub-advisers with expertise in various types of investment strategies using a “manager of managers” approach.  The sub-advisers may use a variety of investment techniques to achieve the Funds’ investment objectives.  These techniques may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments.  The Adviser selects the sub-advisers for the Funds, subject to approval by the Board of Trustees, and allocates the assets of each Fund among its respective sub-advisers.  The Adviser reviews a wide range of factors in evaluating each sub-adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other sub-advisers and assets under management.

Temporary or Cash Investments.   Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies as noted above.  The Funds, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Funds not achieving their investment objective during that period.

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For longer periods of time, the Funds may hold a substantial cash position.  If the market advances during periods when the Funds are holding a large cash position, the Funds may not participate to the extent they would have if the Funds had been more fully invested.  To the extent that the Funds use a money market fund for their cash position, there will be some duplication of expenses because the Funds would bear their pro rata portion of such money market fund’s advisory fees and operational expenses.

Fund Expenses. Each Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to reduce its fees and/or pay expenses of each Fund to ensure that the total amount of Fund operating expenses (exclusive generally of interest, leverage and tax expenses, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) does not exceed 1.00% and 1.40% of the Fund’s average net assets for the Core Fixed Income Fund and Diversified Equity Fund, respectively, for an initial three-year term beginning with each Fund’s commencement of operations, and is subject to annual re-approval of the agreement by the Board of Trustees thereafter.  Any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by a Fund in subsequent fiscal years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by the applicable Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed and approved by the Board of Trustees.  A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  In addition, any such reimbursement from a Fund to the Adviser will be subject to the applicable limitation on that Fund’s expenses.  This agreement may be terminated at any time at the discretion of the Board of Trustees.

Principal Risks of Investing in the Funds
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Funds.  The value of your investment in a Fund will go up and down with the prices of the securities in which the Fund invests.  The principal risks of investing in each of the Funds are:

	Diversified Equity Fund	Core Fixed Income Fund
Management Risk	✓	✓
General Market Risk	✓	✓
Securities Lending Risk	✓	✓
When-Issued Securities Risk	✓	✓
Foreign Securities and Currency Risk	✓	✓
Equity Market Risk	✓	-
Preferred Stock Risk	✓	-
Large-Cap Company Risk	✓	-
Mid-Cap Company Risk	✓	-
Small- and Micro-Cap Company Risk	✓	-
High Portfolio Turnover Rate Risk	-	✓
Debt Market Risk	-	✓
High-Yield Debt Securities Risk	-	✓
Municipal Securities Risk	-	✓
Asset-Backed/Mortgage-Backed Securities Risk	-	✓
U.S. Government and U.S. Agency Obligations Risk	-	✓
Interest Rate Risk	-	✓
Call Risk	-	✓
Prepayment and Extension Risk	-	✓
Credit Risk	-	✓
Liquidity Risk	-	✓
New Fund Risk	✓	-

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Management Risk.  The ability of the Funds to meet their investment objectives is directly related to the Adviser’s investment strategies for the Funds, including the “manager of managers” approach described in the “Summary Section” of this Prospectus.  Your investment in a Fund varies with the effectiveness of the Adviser’s and sub-advisers’ research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. U.S. and international markets have experienced significant volatility since 2008.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in the Funds may be increased.  The U.S. government and certain foreign governments have taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Funds.

Securities Lending Risk.  To generate income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will investment during the term of the loan.  The Fund will continue to have market risk and other risks connected with the investment of the cash collateral received in connection with the loan.  The Fund bears the risk that the value of the investments made with collateral may decline.  Securities lending is also subject to the risk that the other party to a securities lending agreement will default on its obligations.  If the other party defaults, the Fund could experience delays in recovering securities or collateral or could lose all or portion of the value of the loaned securities.

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When-Issued Securities Risk.  The Funds may from time to time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

Foreign Securities and Currency Risk.  To the extent that the Funds invest in securities of foreign companies, including, without limitation, ADRs, EDRs and GDRs, your investment is subject to foreign securities risk.  These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  In addition to developed markets, the Diversified Equity Fund may invest up to 10% of its total assets in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  The Core Fixed Income Fund may also invest in emerging markets, provided that no more than 20% of its net assets, measured as the time of purchase, are invested in non-U.S. dollar denominated securities.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk.  Generally, mid-cap companies may have more potential for growth than large-cap companies.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Adviser or a sub-adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

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Small and Micro-Cap Company Risk.  Generally, small- and micro-cap and less seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Funds.  These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Small- and micro-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a Fund wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than the Adviser or a sub-adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.  An investment in a Fund that is subject to these risks may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.  The Core Fixed Income Fund experienced high portfolio turnover during its most recent fiscal year as the Fund’s sub-advisers made several sector changes into and out of U.S. Treasury securities in order to take advantage of relative opportunities.

Debt Securities Risk.  Debt securities held by the Core Fixed Income Fund are subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

High-Yield Debt Securities Risk.  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Interest Rate Risk.  Debt securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

Call Risk.  During periods of declining interest rates, a bond issuer may “call”-or repay- its high yielding bonds before their maturity dates.  The Core Fixed Income Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Prepayment and Extension Risk.  Many types of debt securities are subject to prepayment risk.  Prepayment occurs when the issuer of a debt security can repay principal prior to the security’s maturity.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Credit Risk.  Debt securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

Liquidity Risk.  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, the Core Fixed Income Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that the Core Fixed Income Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, the Core Fixed Income Fund will be required to hold the security or keep the position open, and it could incur losses.

Municipal Securities Risk.  An investment in the Core Fixed Income Fund may be affected by municipal securities risk.  Local political and economic factors may adversely affect the value and liquidity of municipal securities held by the Core Fixed Income Fund.  The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal securities depends on the ability of the issuer or projects backing such securities to generate taxes or revenues.  There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to income tax.

Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.  Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales.  The Core Fixed Income Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates.  The risk of prepayment may also decrease the value of mortgage-backed securities.  Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.  However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

U.S. Government and U.S. Agency Obligations Risk.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

New Fund Risk. There can be no assurance that the Diversified Equity Fund will grow to or maintain an economically viable size, in which case the Board of Trustees, in consultation with the Adviser, may determine to liquidate the Fund.  A liquidation can be initiated by the Board of Trustees without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

More detailed information about the Funds, their investment policies and risks can be found in the Funds’ Statement of Additional Information (“SAI”).

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Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting PMC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling (866) PMC-7338.

Management of the Funds

The Adviser
The Funds have entered into an Investment Advisory Agreement (“Advisory Agreement”) with Envestnet Asset Management, Inc. (the “Adviser”), a registered investment adviser, located at 35 East Wacker Drive, Suite 2400, Chicago, Illinois 60601, under which the Adviser manages the Funds’ investments subject to the supervision of the Board of Trustees.  The Adviser is a wealth management firm founded in 1999, and provides investment management services to investment advisers and institutional and individual investors.  As of March 31, 2009, the Adviser managed approximately $6.4 billion in assets.  The Adviser is entitled to an annual fee from each Fund for its services.  The table below illustrates the base fees paid to the Adviser, along with reduced fees paid on assets in excess of certain levels (breakpoints):

Advisory Fee (as a percentage of average daily net assets)
Fund	$2.5 billion or less	More than $2.5 billion but less than $5 billion	$5 billion or more
Core Fixed Income Fund	0.800%	0.775%	0.750%

Fund	$500 million or less	More than $500 million but less than $1 billion	$1 billion or more
Diversified Equity Fund	0.950%	0.925%	0.900%

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objectives and policies using the “manager of managers” approach, and making recommendations with respect to the hiring, termination or replacement of sub-advisers.  The Adviser also maintains related records for the Funds.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is included in the Funds’ semi-annual report to shareholders for the period ended February 28, 2009.

The Sub-Advisers and Portfolio Managers
The Adviser and the Trust, on behalf of the Funds, have entered into a sub-advisory agreement with each sub-adviser, and the Adviser compensates each Fund’s sub-advisers out of the investment advisory fees it receives from that Fund.  Each sub-adviser makes investment decisions for the assets it has been allocated to manage.  The Adviser oversees the sub-advisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style.  The Board of Trustees supervises the Adviser and the sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of sub-advisers recommended by the Adviser.  The Trust applied for, and the SEC has granted, an exemptive order with respect to the Funds that permits the Adviser, subject to certain conditions, to terminate existing sub-advisers or hire new sub-advisers for new or existing Funds, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and each Fund’s initial shareholder.  Consequently, under the exemptive order, the Adviser has the right to hire, terminate and replace sub-advisers when the Board of Trustees and the Adviser feel that a change would benefit a Fund.  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive notification of the change.  The manager of managers structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit investment advisory fees paid by the Funds to be increased or change the Adviser’s obligations under the Advisory Agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Funds, without shareholder approval.  Furthermore, any sub-advisory agreements with affiliates of the Funds or the Adviser will require shareholder approval.

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Not all of the sub-advisers listed for a particular Fund may be actively managing assets for that Fund at all times.  Subject to the oversight of the Board of Trustees, the Adviser may temporarily allocate Fund assets away from a sub-adviser.  Situations in which the Adviser may make such a determination include the level of assets in a particular Fund, changes in a sub-adviser’s personnel or a sub-adviser’s adherence to an investment strategy.

The following sub-advisers are responsible for the day-to-day portfolio management of the respective Funds:

Core Fixed Income Fund
Neuberger Berman Fixed Income LLC
Schroder Investment Management North America Inc.

Diversified Equity Fund
Delaware Management Company
Loomis, Sayles & Company, L.P.
Mellon Capital Management Corporation
Neuberger Berman Management LLC

The following provides additional information about each sub-adviser and the portfolio managers (each, a “Portfolio Manager”) who are responsible for the day-to-day management of each Fund’s portfolio.  The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of securities in the Funds.

Delaware Management Company
The Adviser has entered into a sub-advisory agreement with Delaware Management Company (“Delaware Management”), a series of Delaware Management Business Trust (“DMBT”), a Delaware Statutory Trust, to manage a portion of the Diversified Equity Fund’s assets.  Delaware Management is located at 2005 Market Street, Philadelphia, PA 19103.  DMBT is a registered investment adviser and a majority-owned subsidiary of Delaware Management Holdings, Inc.  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.  As of June 30, 2009, Delaware Investments had more than $120 billion in assets under management.

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Francis X. Morris, Michael S. Morris, CFA, Christopher S. Adams, CFA, and Donald G. Padilla, CFA
Francis X. Morris, Michael S. Morris, CFA, Christopher S. Adams, CFA, and Donald G. Padilla, CFA, are the co-Portfolio Managers for the segment of the Diversified Equity Fund’s assets managed by Delaware Management.  Mr. Francis Morris joined Delaware Investments in 1997, and is currently the chief investment officer for the firm’s Core Equity investments.  He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Mr. Francis Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute.  In addition, he is a former officer of the National Association of Petroleum Investment Analysts.  Mr. Michael Morris joined Delaware Investments in 1999, and is a Portfolio Manager on the firm’s Core Equity team.  He also performs analysis and research to support the portfolio management function.  He is a member of the Bank and Financial Analysts Association.  Mr. Adams joined Delaware Investments in 1995, and is a Portfolio Manager on the firm’s Core Equity team.  He also performs analysis and research to support the portfolio management function.  Mr. Adams is a director and past president of the CFA Society of Philadelphia.  Mr. Padilla joined Delaware Investments in 1994, and is a Portfolio Manager on the firm’s Core Equity team.  He also performs analysis and research to support the portfolio management function.  He is a member of the CFA Society of Philadelphia.

Loomis, Sayles & Company, L.P.
The Adviser has entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) to manage a portion of the Diversified Equity Fund’s assets.  Loomis Sayles is located at One Financial Center, Boston, MA 02111, and is a registered investment adviser.  Loomis Sayles manages equity and fixed income strategies for institutional investors and mutual funds.  As of June 30, 2009, Loomis Sayles had $124 billion in assets under management.

Warren N. Koontz, CFA, CIC, Arthur Barry, CFA, and James L Carroll, CFA
Warren N. Koontz, CFA, CIC, Arthur Barry, CFA, and James L. Carroll, CFA, are the co-Portfolio Managers for the segment of the Diversified Equity Fund’s assets managed by Loomis Sayles.  Mr. Koontz joined Loomis Sayles in 1995, and is a Vice President and Portfolio Manager at the firm.  Mr. Barry joined Loomis Sayles in May 2005, and is a Vice President and Portfolio Manager at the firm.  Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President and Portfolio Manager at State Street Research and Management Company from November 2003 until January 2005.  From April 2001 to May 2003, he was a Senior Portfolio Manager at INVESCO Capital Management.  Mr. Carroll joined Loomis Sayles in 1996, and is a Vice President and Portfolio Manager at the firm.

Mellon Capital Management Corporation
The Adviser has entered into a sub-advisory agreement with Mellon Capital Management Corporation (“Mellon Capital”) to manage a portion of the Diversified Equity Fund’s assets.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105, and is a registered investment adviser.  Mellon Capital manages institutional portfolios for defined benefit plans, defined contribution plans and other assets for corporations, public funds, endowments, foundations, health-care institutions, mutual funds and Taft-Hartley plans.  As of June 30, 2009, Mellon Capital had $153 billion in assets under management.

Ronald P. Gala, CFA
Ronald P. Gala is the Portfolio Manager for the segment of the Diversified Equity Fund’s assets managed by Mellon Capital.  Mr. Gala is a Director and Senior Portfolio Manager of Mellon Capital Management, and has 24 years of investment experience.  Mr. Gala is a former Principal Officer of Mellon Equity Associates, LLP.  Mr. Gala is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute.

Neuberger Berman Management LLC
The Adviser has entered into a sub-advisory agreement with Neuberger Berman Management LLC (“Neuberger”) to manage a portion of the Diversified Equity Fund’s assets. Neuberger’s office is located at 605 Third Avenue, New York, NY 10158, and is a registered investment adviser. Neuberger and its affiliates (collectively, “Neuberger Berman”) provide a broad range of global investment solutions, including equity, fixed income and alternatives, to institutions and individuals through customized seperately managed accounts and funds.  As of June 30, 2009, Neuberger Berman had approximately $158 billion in assets under management.

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Benjamin Segal, CFA and Conrad A. Saldanha, CFA
Benjamin Segal and Conrad A. Saldanha are the Portfolio Managers for the segment of the Diversified Equity Fund’s assets managed by Neuberger. Mr. Segal is a managing director and portfolio manager on the Global Equity team.  He joined the Firm in 1998.  Previously he was an assistant portfolio manager in global equities with Invesco GT Global in London, and before that was a management consultant with Bain & Company in South Africa, and an investment analyst with Lehman Brothers in Hong Kong.  Mr. Segal started his investment career with Wardley James Capel in 1991.  He graduated from Jesus College, Cambridge University with a B.A., and received a M.A. from the University of Pennsylvania and an M.B.A. from the Wharton School of Business.

Conrad A. Saldanha, CFA, Managing Director, joined the Firm in 2008.  Mr. Saldanha is a Portfolio Manager for the Global Equity team and is responsible for Emerging Market equities.  Prior to joining the Firm, he held several positions at GE Asset Management, Inc., most recently, vice president and co-portfolio manager on the Global Emerging Markets product, as well as the portfolio manager for the Indian Equity strategy.  Previous positions include vice president for International and European equities, analyst for International, European and Emerging equities.  Mr. Saldanha began his career at GE Capital’s Financial Management Program.  He earned a B.Com from St. Xavier’s College, and an MBA from Virginia Polytechnic Institute.

Neuberger Berman Fixed Income LLC
The Adviser has entered into a sub-advisory agreement with Neuberger Berman Fixed Income LLC (“NBFI”) to manage a portion of the Core Fixed Income Fund’s assets.  NBFI’s principal office is located at 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, and is a registered investment adviser.  NBFI and its affiliates (collectively, “Neuberger Berman”) provide a broad range of global investment solutions, including equity, fixed income and alternatives, to institutions and individuals through customized seperately managed accounts and funds.  As of June 30, 2009, Neuberger Berman Fixed Income LLC had approximately $66.5 billion in assets under management.

Andrew A. Johnson
Andrew A. Johnson is the Portfolio Manager for the segment of the Core Fixed Income Fund’s assets managed by NBFI.  Mr. Johnson serves as Managing Director and board member of NBFI, and joined the predecessor firm to NBFI in 1989.  Mr. Johnson is the head of investment grade fixed income and lead portfolio manager for multiple core bond portfolios.  Mr. Johnson is the Chief Investment Officer for investment grade strategies with responsibility for the overall direction of the investment process and research.  Mr. Johnson is a member of the investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products team. Prior to joining the firm, Mr. Johnson was a manager of financial planning and analysis at Illinois Bell.  Previously, he had been a research & development engineer at Northrop Defense Systems Division.  Mr. Johnson earned his BS and MS degrees in Electrical Engineering at the Illinois Institute of Technology and his MBA from the University of Chicago.

Schroder Investment Management North America Inc.
The Adviser has entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder”) to manage a portion of the Core Fixed Income Fund’s assets.  Schroder is located at 875 Third Avenue, 22nd Floor, New York, NY 10022, and is a registered investment adviser.  Schroder is controlled by Schroder U.S. Holdings Inc., and is an indirect wholly-owned subsidiary of Schroders plc, who, through its affiliated companies, is a global asset management group with over $186.5 billion in assets under management.  Schroder provides asset management products and services to clients in the U.S. and Canada, including individual investors, investment companies and institutional clients.  As of June 30, 2009, Schroder Investment Management North America Inc. had $25.2 billion in assets under management.

Schroder uses a team approach to decisionmaking, in which a team of portfolio managers focuses on an area of market expertise rather than a specific set of portfolios.

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Wesley Sparks, CFA
Wesley Sparks, CFA, is the Portfolio Manager primarily responsible for the segment of the Core Fixed Income Fund’s assets managed by Schroder.  Mr. Sparks has been with Schroder as the Head of U.S. Credit Strategies for eight years and is now the Head of U.S. Fixed Income for the firm.  Mr. Sparks received a Bachelor of Arts Degree in Economics from Northwestern University and an MBA in Finance from the Wharton School at the University of Pennsylvania.

Shareholder Information

Share Price
The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”).  The NAV is calculated by dividing the value of a Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading of the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m., Eastern time.  The NAV will not be calculated on days that the NYSE is closed for trading.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, a Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when a Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

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Investors may be charged a fee if they effect transactions through a broker or agent.  The Funds have authorized one or more brokers or financial intermediaries (“Authorized Intermediary”) to receive on their behalf purchase and redemption orders.  Such Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  In such cases, a Fund will be deemed to have received a purchase or redemption order when an Authorized Intermediary or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the applicable Fund’s NAV next computed after the order is received by an Authorized Intermediary or its authorized designee.

How to Purchase Shares
Shares of the Funds are purchased at the next NAV calculated after your purchase order is received by the Funds, or by an Authorized Intermediary, as discussed below.  The minimum initial investment in a Fund is $2,500, with a minimum investment of $50 for subsequent investments.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments. If you place an order for a Fund’s shares through a financial institution in accordance with such financial institution’s procedures, and such financial institution then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the applicable NAV next calculated after the Transfer Agent receives your order.  The financial institution must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial institution will be held liable for any resulting fees or losses.

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Financial institutions, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.  For more information about your financial institution’s rules and procedures and whether your financial institution is an Authorized Intermediary, you should contact your financial institution directly.

All account applications (“Account Applications”) to purchase Fund shares are subject to acceptance by the Funds and are not binding until so accepted.  The Funds reserve the right to reject any purchase order if, in their discretion, it is in the Funds’ best interest to do so.  For example, a purchase order may be refused if it appears so large it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market timers,” as described under the section entitled “Tools to Combat Frequent Transactions,” below.  A service fee, currently $25, as well as any loss sustained by a Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until the completed Account Application is received by the Funds or the Transfer Agent.

Purchase Requests Must be Received in Good Order

Your share price will be based on the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to “PMC Funds.”

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All purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time), will be processed on that same day.  Purchase requests receive the next business day’s NAV per share.

Investing by Telephone. If you have completed the “Telephone Options - Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Funds toll free at (866) PMC-7338.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $50.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “PMC Funds” to:

Regular Mail	Overnight or Express Mail
PMC Funds	PMC Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in a Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at (866) PMC-7338 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	PMC Funds
(Name of Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

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Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments.  The minimum subsequent investment is $50.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Funds at (866) PMC-7338 before wiring.  A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $50 on a monthly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  Please note that the Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”) and related anti-money laundering laws and regulations.  In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number;
•	permanent street address (P.O. Box only is not acceptable); and
•	accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at (866) PMC-7338.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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How to Redeem Shares
In general, orders to sell or “redeem” shares may be placed directly with the Funds through a broker-dealer or financial institution.   However, if you originally purchased your shares through a broker-dealer or financial institution, your redemption order must be placed with the same institution in accordance with the procedures established by that institution.  Your broker-dealer or financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem part or all of your investment in a Fund’s shares on any business day that the applicable Fund calculates its NAV.  To redeem shares of a Fund, you must contact the Fund either by mail or by phone to place a redemption order.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) in order to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund you are invested in;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  In all cases, proceeds will be processed within seven calendar days after the Funds receive your redemption request.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.

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Redemption proceeds will be sent to the address of record.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	if ownership is changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	for written requests to wire redemption proceeds (if not previously authorized on the account)
•	if a change of address request has been received by the Transfer Agent within the last 15 days;
•	for all redemptions in excess of $100,000 from any shareholder account; and
•	when establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
PMC Funds	PMC Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Telephone Redemption.  If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Funds), you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by phone at (866) PMC-7338. A signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;
•	the name in which your account is registered; or
•	the Social Security or taxpayer identification number under which the account is registered.

Systematic Withdrawal Program.  The Funds offer a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them monthly, quarterly or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount is $50.  This program may be terminated or modified by the Funds at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call (866) PMC-7338 for additional information regarding the SWP.

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The Funds’ Right to Redeem an Account.  The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund or for market reasons.  The Funds will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Funds generally pay redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund’s remaining shareholders), a Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the NAV of the Fund being redeemed, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the NAV of the Fund being redeemed in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Exchanging Shares
You may exchange all or a portion of your investment from one Fund to any other Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above ($2,500 for initial exchanges into a new Fund, $50 for subsequent exchanges into another Fund).  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  Call the Funds (toll-free) at (866) PMC-7338 to learn more about exchanges.

Tools to Combat Frequent Transactions
The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted polices and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order or exchange request (but not a redemption request) in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.   As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed or omnibus accounts may be limited.

Other Fund Policies
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed previously in the section entitled “How to Purchase Shares,” above.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Your broker-dealer or other financial institution may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial institution for details.

12b-1 Fees
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Funds are authorized to pay the Funds’ distributor or such other entities as approved by the Board of Trustees, a fee for the sale and distribution of the Funds’ shares and the provision of services to shareholders.  The maximum amount of the fee authorized is 0.25% of each Fund’s average daily net assets annually.  The Funds’ distributor may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution or service activity.  Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in a Fund and may cost you more than paying other types of sales charges.

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In addition to the fees paid under the Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including the Adviser and affiliates of the Adviser and sub-advisers, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to service fees paid by the Funds, if any.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to a Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Distributions
The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December.  The Funds may make additional distributions if they deem it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions.

Tax Consequences
Distributions of the Funds’ net investment income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Funds’ shareholders as ordinary income.  To the extent that a Fund’s distributions of net investment income consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholder.  To the extent the Fund’s distributions of net investment income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently a rate of up to 15%) regardless of the length of time a shareholder has owned Fund shares.

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You will be taxed in the same manner whether you receive your distributions (whether of net investment income or net capital gains) in cash or reinvest them in additional Fund shares.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption and how long the shares were held by a shareholder. If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Funds for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

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Financial Highlights

The following financial highlights table shows the Core Fixed Income Fund’s financial performance information from September 28, 2007 (the Fund’s commencement of operations) to the period ended August 31, 2008. Certain information reflects financial results for a single share of the Fund.  The total return in the table represents the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all distributions).  This information has been audited by Deloitte & Touche LLP, the independent registered public accounting firm of the Funds, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report for the period ended August 31, 2008, which is available upon request. Because the Diversified Equity Fund has recently commenced operations, there are no financial highlights available at this time.

PMC Core Fixed Income Fund
Per share data for a share outstanding throughout the period
Period Ended August 31, 2008(1)
Net Asset Value, Beginning of Period	$15.00

Income from investment operations:
Net investment income	0.46
Net realized and unrealized gain	0.29

Total from investment operations	0.75

Less distributions paid:
Dividends from net investment income	(0.12)
Distributions from net realized gains	(0.02)

Total distributions paid	(0.14)

Paid-in capital from redemption fees (2)	-

Net Asset Value, End of Period	$15.61

Total Return(3)	5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,886
Ratio of expenses to average net assets:
Before waiver and reimbursements(4)	1.59%
After waiver and reimbursements(4)	1.00%
Ratio of net investment income to average net assets:
Before waiver and reimbursements(4)	3.05%
After waiver and reimbursements(4)	3.64%
Portfolio turnover rate(3)	493.8%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Rounds to less than one cent per share.
(3)	Not annualized for periods less than a full year.
(4)	Annualized.

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PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and/or
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus

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Investment Adviser
Envestnet Asset Management, Inc.
35 East Wacker Drive, Suite 2400
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

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PMC Funds
series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at (866) PMC-7338, by visiting the Funds’ website at www.investpmc.com, or by writing to:

PMC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	free of charge from the SEC’s Interactive Data Electronic Applications database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-10401)

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Statement of Additional Information

Dated:  August 26, 2009

PMC Funds

PMC Core Fixed Income Fund
PMC Diversified Equity Fund

This Statement of Additional Information (“SAI”) provides general information about the PMC Funds (each a “Fund,” collectively, the “Funds” or “PMC Funds”), each a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated August 26, 2009 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  The audited financial statements of the PMC Core Fixed Income Fund for the fiscal period ended August 31, 2008 are incorporated herein by reference to the Funds’ 2008 Annual Report to Shareholders.  To obtain a copy of the Prospectus and/or the Funds’ 2008 Annual Report to Shareholders, please write or call the Funds at the address or telephone number below:

PMC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) PMC-7338

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The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  Each Fund is one series, or mutual fund, formed by the Trust.  Each Fund is a diversified series and has its own investment objective and policies.  As of the date of this SAI, shares of seventeen other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.  On October 28, 2004, the Trust changed its name to “Trust for Professional Managers.”  Before that time, the Trust was known as “Zodiac Trust.”

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Funds are represented by shares of beneficial interest each with a par value of $0.001.  Each series of the Trust has equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, number of shareholders or other equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Investment Policies, Strategies and Associated Risks
The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation.  The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal.  The Funds are diversified.  Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

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There is no assurance that a Fund will achieve its investment objective.  The following discussion supplements the description of the Funds’ investment objectives and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations”), the Funds’ investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so.  Each Fund’s investment objective and strategies may be changed without the approval of the Fund’s shareholders upon 30 days’ written notice to shareholders.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to Fund shareholders.  Please note, however, that the guidance referenced in the first two sentences of this paragraph does not apply to the Funds’ borrowing of money.

Recent Market Events
U.S. and international markets have experienced significant volatility since 2008.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  The U.S. government has taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Fund.

Equity Securities
An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

The risks of investing in companies in general include business failure and reliance on erroneous reports.  To the extent a Fund is invested in the equity securities of small- or medium-size companies, directly or indirectly, it will be exposed to the risks of smaller sized companies.  Small- and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines or services, markets or financial resources, or are dependent on a small management group.  In addition, because these securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Funds.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

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Preferred Stock
A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Fixed-Income Securities
The Core Fixed Income Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Core Fixed Income Fund may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”).  Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in kind securities and strips.  Investment grade corporate bonds are those rated BBB- or better by Standard & Poors (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated or split rated, securities deemed by the Fund’s adviser, Envestnet Asset Management, Inc. (the “Adviser”) or sub-adviser to be of comparable quality).  Securities rated BBB- by S&P are considered investment grade, but Moody’s considers securities rated Baa3 to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  The Core Fixed Income Fund may also invest in unrated securities.

High-Yield Bonds.  High yield bonds (also known as “junk bonds”) generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Core Fixed Income Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments.  The Core Fixed Income Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser and sub-advisers will monitor the investment to determine whether continued investment in the security will assist in meeting the Core Fixed Income Fund’s investment objective.

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Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause the applicable Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

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Convertible Securities
The Funds may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Funds may invest in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Exchange-Traded Funds (“ETFs”)
The Funds may invest in ETFs as a principal investment strategy.  Each share of an ETF represents an undivided ownership interest in the portfolio of stocks held by that ETF.  ETFs are investment companies that are bought and sold on a securities exchange.  ETFs acquire and hold either: (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component stocks.  ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index.  Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all.  Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.”  Creation units are issued to anyone who deposits a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends on the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.  ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Funds intend to be a long-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Advisor believes it is in the Fund’s best interest to do so.  The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

The Funds will invest in ETF shares only if the ETF is registered as an investment company (see “Other Investment Companies” below) under the 1940 Act.  If an ETF in which the Fund invests ceases to be a registered investment company, the Fund will dispose of the securities of the ETF.  Furthermore, in connection with its investment in ETF shares, the Fund will incur various costs.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs.  In addition, the Fund is subject to other fees as an investor in ETFs.  Generally, those fees include, but are not limited to, Trustees fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value of ETFs and therefore the shares representing a beneficial interest therein.

There is a risk that the underlying ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF.  Also, because the ETFs in which the Funds may principally invest are each granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.

Other Investment Companies
Each Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or ETFs.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Funds from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by a Fund and all affiliated persons of a Fund; and (ii) a Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

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If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when such Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Funds bear directly in connection with their own operation, the Funds also bear their pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

Foreign Investments and Currencies
The Funds may invest in securities of foreign issuers that are not publicly traded in the United States.  The Funds may also invest in American depositary receipts (“ADRs”), European depositary receipts (“EDRs”) and Global depositary receipts (“GDRs”), foreign securities traded on a national securities market, and may purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).

Depositary Receipts.  The Funds may invest their assets in securities of foreign issuers in the form of depositary receipts, including ADRs, EDRs and GDRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Funds’ investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect a Fund’s income.  The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  Many foreign securities in which the Funds may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Funds’ foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

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Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  Some of the securities in which the Funds may invest may be located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Forward Currency Contracts.  The Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Funds will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Borrowing
As a non-principal investment strategy, the Funds may borrow money for investment purposes, which is a form of leveraging, to the extent permitted by the 1940 Act.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Funds.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Funds will have to pay, the Funds’ net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Funds will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

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The Funds may also borrow funds to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Funds creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio.

Securities Lending
Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of a Fund’s total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities (although any fee income representing dividend payments will not qualify for the special tax treatment currently applicable to “qualified dividends”), and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  The Fund will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligation to the borrower.  While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

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Options, Futures and Other Strategies

General.  As a non-principal strategy, the Funds may use certain options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, the Funds’ ability to use Financial Instruments will be limited by tax considerations.  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, the Funds are not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.  In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Funds’ investment objective and permitted by the Funds’ investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Funds.

(4)    Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

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Cover.  Transactions using Financial Instruments, other than purchased options, expose the Funds to an obligation to another party.  The Funds will not enter into any such transactions unless they own either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover their potential obligations to the extent not covered as provided in (1) above.  The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with their custodian, U.S. Bank, N.A. (the “Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange, the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option. This is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

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A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Funds only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

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Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, and the Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

The Funds may use futures solely for the purpose of equitizing cash positions.  Futures will not be used for speculative purpose.  The Funds will hold amounts of cash equivalents equal to the excess of the notional amount of the contract over the amount deposited as collateral upon purchasing a futures contract.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  The Funds may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Short Sales
The Funds may seek to hedge investments or realize additional gains through short sales.  Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  That Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the applicable Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Funds’ custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  The Funds also will incur transaction costs in effecting short sales.

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A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  Short sales may, however, protect the Funds against the risk of losses in the value of their portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position.  However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position.  The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.  There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.

The Funds also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, a Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

Interest Rate Swaps
The Core Fixed Income Fund may enter into swap agreements for purposes of attempting to gain exposure to the price movements of debt securities for changes in interest rates without actually purchasing those securities.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Core Fixed Income Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Core Fixed Income Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Fund’s custodian.  A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

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Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds’ illiquid investment limitations.  The Funds will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  The Core Fixed Income Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

Temporary and Cash Investments
Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies.  The Funds, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Funds not achieving their investment objective during that period.

For longer periods of time, the Funds may hold a substantial cash position.  If the market advances during periods when the Funds are holding a large cash position, the Funds may not participate to the extent they would have if the Funds had been more fully invested.  To the extent that the Funds use a money market fund for their cash position, there will be some duplication of expenses because the Funds would bear their pro rata portion of such money market fund’s advisory fees and operational expenses.

The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by money market mutual funds in accordance with the 1940 Act.  Please see “Other Investment Companies” above.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Funds’ direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objectives and policies stated above and in the Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser or sub-adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.  For a more detailed description of ratings, please see Appendix A.

U.S. Government Obligations
The Core Fixed Income Fund may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. government.  However, the obligations of FNMA and FHLMC have been placed into conservatorship until the entities are restored to a solvent financial condition and as a result are currently guaranteed by the U.S. government.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

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In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Asset-Backed Securities
The Core Fixed Income Fund may invest in certain types of asset-backed securities.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

Mortgage-Backed Securities
The Core Fixed Income Fund may invest in mortgage-backed securities, including commercial mortgage-backed securities and residential mortgage-backed securities.  A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), FNMA, Federal Home Loan Banks (“FHLB”) or FHLMC, but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are generally guaranteed as to timely payment of principal and interest only by FNMA.  The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees.  Pass-through securities issued by the FHLMC are generally guaranteed as to timely payment of principal and interest only by the FHLMC.  However, due to recent events, the obligations of FNMA and FHLMC have been placed into conservatorship until the entities are rendered to a solvent financial condition and as a result are currently guaranteed by the U.S. government.

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Some of these obligations are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  The Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations and are backed by the full faith and credit of the U.S. Government.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments is generally unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time.  The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Core Fixed Income Fund, to the extent that it is invested in such securities and desires to sell them, may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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In September 2008, the Federal Housing Finance Agency placed FNMA into conservatorship.  In addition, the U.S. Department of Treasury is assisting in FNMA’s ability to meet its obligations through the establishment of a preferred stock purchase agreement and a new secured lending credit facility and has agreed to provide up to $100 billion of capital as needed.  However, there is no assurance that the such actions will be successful.

Restricted Securities
The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).  These securities are sometimes referred to as private placements.  Although securities that may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Funds’ holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that a Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Repurchase Agreements
The Funds may enter into repurchase agreements.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase.  In either case, the income to a Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of a Fund’s net assets would be invested in illiquid securities including such repurchase agreements.

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For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security that is subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. Government security.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser and sub-advisers seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Funds could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Funds’ limitations on borrowing.

Illiquid Securities
As a non-principal strategy, each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Funds’ ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  The Funds will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which a Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

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Fundamental Investment Limitations
The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of the applicable Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that: (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions or short sales in accordance with its objective and strategies;

2.	Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.	Invest more than 25% of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. Government securities);

4.
Purchase or sell real estate unless acquired as a result of ownership of securities (although the Funds may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

6.	Make loans of money (except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements); or

7.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities.).

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The following lists the non-fundamental investment restrictions applicable to the Funds.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of a Fund.

Each Fund may not:

Invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation.

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Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of three individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.  The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Independent Trustees
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	18	Professor and Chair, Department of Accounting, Marquette University (2004-present); Associate Professor of Accounting, Marquette University (1996-2004).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	18	Captain, Midwest Airlines, Inc. (airline company) (2000-present); Director, Flight Standards & Training (July 1990-December 1999).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Chair-person, President and Trustee	Indefinite Term; Since August 22, 2001	18	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President) and Since September 10, 2008 (Treasurer)	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-Present); Mutual Fund Administrator, United Missouri Bank (2000-2004).	N/A
Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	N/A	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008-Present); Attorney, Investment Management, Quarles & Brady, LLP (2007-2008); Student, University of Pennsylvania (2004-2007).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	N/A	Counsel, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 35	Assistant Treasurer	Indefinite Term; Since January 10, 2008	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-Present).	N/A
* Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, who acts as principal underwriter to several series of the Trust, but not the Funds.

Trustee Ownership of Fund Shares
As of December 31, 2008, no Trustee or officer of the Trust beneficially owned shares of the Funds or any other series of the Trust.  Furthermore, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate family, own securities beneficially, or of record, in the Adviser, the Funds’ distributor or any of its affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Funds’ distributor or any of its affiliates.

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Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Funds or acknowledges the existence of control.  As of July 31, 2009 the following shareholders were considered to be principal shareholders or control persons of the Funds:

Principal Shareholders and Control Persons of the Core Fixed Income Fund
Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	53.99%	Record
Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	41.57%	Record

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence. The Audit Committee met once with respect to the Funds during the Funds’ prior fiscal year.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the independent members of the Board of Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  The Nominating Committee did not meet with respect to the Funds during the Funds’ prior fiscal year.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently comprised of Mr. Neuberger, Mr. John Buckel and Ms. Jennifer Lima, who each serve as officers of the Trust.  The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee did not meet with respect to the Funds during the Funds’ last fiscal year.

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Trustee Compensation
For their service as trustees for the fiscal period ended August 31, 2008, the Independent Trustees received a retainer fee of $10,000 per year1 and $1,000 per board meeting from the Trust for all funds contained in the Trust, as well as reimbursement for expenses incurred in connection with attendance at board meetings.  Interested trustees do not receive any compensation for their service as trustees.

Name of Person/Position	Aggregate Compensation From the Funds[2]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust Paid to Trustees
Dr. Michael D. Akers, Trustee	$4,500	None	None	$31,000
Gary A. Drska, Trustee	$4,500	None	None	$31,000
Joseph C. Neuberger, Trustee	None	None	None	None

[1]	As of July 1, 2008, the Independent Trustees receive a retainer fee of $15,000 per year, $1,000 per in-person Board meeting and $500 per Board meeting via telephone.

2	Trustees fees and expenses are allocated among each Fund and any other series comprising the Trust.

Investment Adviser
As stated in the Prospectus, investment advisory services are provided to the Funds by Envestnet Asset Management, Inc., 35 East Wacker Drive, Suite 2400, Chicago, IL 60601, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  As of the date of this SAI, Envestnet Asset Management Group, Inc. owns more than 75% of the Adviser firm.  Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Funds and performing oversight of the Funds’ sub-advisers as described below.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision, as it deems necessary for the proper supervision of the Funds’ investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund upon 60 days’ written notice when authorized either by a majority vote of the applicable Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment advisory fee computed daily and paid monthly. The table below illustrates the base fees paid to the Adviser along with reduced fees paid on assets in excess of certain levels (breakpoints):

Advisory Fee (as a percentage of average daily net assets)
Fund	$2.5 billion or less	More than $2.5 billion but less than $5 billion	$5 billion or more
Core Fixed Income Fund	0.800%	0.775%	0.750%

Fund	$500 million or less	More than $500 million but less than $1 billion	$1 billion or more
Diversified Equity Fund	0.950%	0.925%	0.900%

However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive fees and/or reimburse Fund expenses.

The table below sets forth, for the fiscal period ended August 31, 2008, the advisory fees accrued by the Funds under the Advisory Agreement, the amounts of the advisory fees waived by the Adviser, and the total advisory fees paid by the Funds to the Adviser under the Advisory Agreement:

Fund	Advisory Fee	Waiver	Advisory Fee after Waiver
Core Fixed Income Fund	$471,304	($344,829)	$126,475
Diversified Equity Fund*	N/A	N/A	N/A

* Diversified Equity Fund was not in operation as of August 31, 2008.

Fund Expenses.   Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding generally interest, leverage and tax expenses, brokerage commissions, and extraordinary expenses) to the limit set forth in the “Fees and Expenses Table” of the Prospectus.  Any such reductions made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years from the date the expense was incurred.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.

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Sub-Advisers

Delaware Management Company (“Delaware”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Mellon Capital Management Corporation (“Mellon”), Neuberger Berman Management LLC (“Neuberger”), Neuberger Berman Fixed Income LLC (“NBFI”) and Schroder Investment Management North America Inc. (“Schroder”) are the sub-advisers to the Funds (collectively, the “Sub-Advisers”).  It is the Adviser’s responsibility to select sub-advisers for the Funds that have distinguished themselves in their areas of expertise in asset management and to review each sub-adviser’s performance.

The Adviser provides investment management evaluation services by performing initial due diligence on each sub-adviser and thereafter monitoring the sub-advisers’ performance for compliance with each Fund’s investment objective and strategies, as well as adherence to its investment style.  The Adviser also conducts performance evaluations through in-person, telephonic and written consultations.  In evaluating the sub-advisers, the Adviser considers, among other factors: their level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

The Adviser has the responsibility for communicating performance expectations and evaluations to the sub-advisers and ultimately recommending to the Board of Trustees whether their sub-advisory agreements should be renewed, modified or terminated.  The Adviser provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.  The Trust applied for, and the SEC has granted, an exemptive order with respect to the Funds that permits the Adviser, subject to certain conditions, to hire new sub-advisers or to continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board of Trustees and each Fund’s initial shareholder.  Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive notification of the change.

The Adviser will pay the sub-advisers on a monthly basis, an annual fee of the net assets of each Fund allocated to that sub-adviser by the Adviser which the Adviser will pay out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement.  In determining the compensation structure for sub-advisers, Adviser employs the following general criteria: (i) the type of asset class managed by the sub-adviser; (ii) the current market rate; (iii) the sub-adviser’s standard compensation rate for similar programs; and (iv) the anticipated asset flow for each of the Funds.  The Funds are not responsible for the payment of the sub-advisory fees.  The Adviser is also responsible for conducting all operations of the Funds, except those operations contracted to the sub-advisers, the Custodian, the transfer agent and the administrator.  Although the sub-advisers’ activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees, the officers nor the Adviser evaluate the investment merits of the sub-advisers’ individual security selections.  The sub-advisers have complete discretion to purchase, manage and sell portfolio securities for the portions of each of the Funds’ portfolios that they manage, subject to the Funds’ investment objectives, policies and limitations.  Each Fund’s portfolio is managed by several portfolio managers (each, a “Portfolio Manager”) as discussed in the Funds’ Prospectus.

The table below lists the Sub-Advisers and the particular Fund(s) they manage.  Information regarding each Sub-Adviser and the biographies of their Portfolio Manager(s) is discussed in the prospectus.

Sub-Adviser	PMC Fund
Delaware Management Company	Diversified Equity Fund
Loomis, Sayles & Company, L.P.	Diversified Equity Fund
Mellon Capital Management Corporation	Diversified Equity Fund
Neuberger Berman Management LLC	Diversified Equity Fund
Neuberger Berman Fixed Income LLC	Core Fixed Income Fund
Schroder Investment Management North America Inc.	Core Fixed Income Fund

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The following table illustrates the aggregate advisory fees paid by the Adviser on behalf of each Fund to the Sub-Advisers responsible for the Fund’s management for the fiscal period ended August 31, 2008:

PMC Fund	Sub-Advisory Fee (total dollar amount)	Sub-Advisory Fee (as a percentage of net assets)
Core Fixed Income Fund	$147,291	0.23%
Diversified Equity Fund	N/A	N/A

* Diversified Equity Fund was not in operation as of August 31, 2008.

Control Persons of the Sub-Advisors

Neuberger Berman Fixed Income LLC: Bradley C. Tank, CEO and Director, Joseph V. Amato, Director and a Managing Director, and Andrew A. Johnson, Director and a Managing Director, are all considered to be control persons due to their positions as officers and directors of NBFI.  Neuberger Berman Fixed Income Holdings, LLC, and its parent company, Neuberger Berman Group LLC (“NBG”), are control persons as they own over 75% of NBFI.  NBG is 51% owned by NBSH Acquisition, LLC and 49% owned by Lehman Brothers Holdings, Inc. and/or its affiliates.

Schroder Investment Management North America Inc.: Mark A. Hemenetz, Director and Chief Operating Officer, Carin F. Muhlbaum, Chief Administrative Officer, Virginie Maisonneuve, Director, Stephen M. Detore, Chief Compliance Officer, Jamie Dorrien-Smith, Director, Chairman and Chief Executive Officer, Alan Brown, Director and Alex J. Sargent, Director, are all considered to be control persons due to their positions as directors and officers of Schroder.  Schroder U.S. Holdings, Inc. and its parent companies are considered to be control persons as they own over 75% of Schroder.

Delaware Management Company: See Yang Quek, Managing Director and Chief Investment Officer, Patrick P. Coyne, President and Director, Brian L. Murphy, Chief Compliance Officer, Philip N. Russo, Chief Administrative Officer, and David O’Connor, Director and Chief Legal Officer, are considered to be control persons due to their positions as directors and officers of Delaware Management Business Trust (“DMBT”), the parent of Delaware.  Delaware Management Company, Inc. and its parent companies are considered to be control persons as they own over 75% of Delaware.

Loomis, Sayles & Company, L.P.: Loomis, Sayles & Company, Inc., General Partner of Loomis, and its directors, as listed below, are considered to be control persons of Loomis due to their positions as partners of the firm.  Robert J. Blanding, CEO and Director of General Partner, Kevin P. Charleston, Chief Financial Officer and Director of General Partner, Donald P. Ryan, Chief Compliance Officer, Jean S. Loewenberg, Chief Legal Officer and Director of General Partner, and Lauriann C. Kloppenburg, Daniel J. Fuss, John F. Gallagher, John R. Gidman, Jayhoon Park, Mark E. Smith, Pierre Servant, and John T. Hailer (each a directors of General Partner) are considered to be control persons due to their positions as officers of Loomis and directors of Loomis’ general partner.  Natixis Global Asset Management, L.P. is considered to be a control person as it owns more than 75% of Loomis.

Mellon Capital Management Corporation: Mellon’s directors (William L. Fouse, Thomas Loeb, Ronald P. O’Hanley, Charles Jacklin, Scott E. Wennerholm, Philip N. Maisono and John S. Cone) and officers (Brenda Oakley, Chief Administrative Officer, James R. Tufts, Executive Vice President, Gabriela F. Parcella, Executive Vice President and Chief Operating Officer, Charles Jacklin, President and Chief Executive Officer, Vikas Oswal, Executive Vice President and Chief Investment Strategist, Michael C. Ho, Executive Vice President and Chief Investment Officer, Oliver E. Buckley, Executive Vice President) are considered to be control persons due to their positions as directors and officers of Mellon.  MBC Investments Corp. and The Bank of New York Mellon Corporation are considered to be control persons due to their ownership of over 75% of Mellon.

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Neuberger Berman Management LLC: Brad E. Cetron, Chief Compliance Officer and Senior Vice President, Robert Conti, President and Chief Executive Officer, Bradley C. Tank, Managing Director and Chief Investment Officer-Fixed Income, Joseph V. Amato, Chief Investment Officer-Equities, Andrew Provencher, Managing Director, and John A. Dorogoff, Chief Financial Officer, are considered to be control persons due to their positions as directors and officers of Neuberger.  Neuberger Berman Holdings LLC and its parent company, Neuberger Berman Group LLC (“NBG”), are control persons as they own over 75% of NBFI.  NBG is 51% owned by NBSH Acquisition, LLC and 49% owned by Lehman Brothers Holdings, Inc. and/or its affiliates.

Portfolio Managers

The following section provides information regarding each Portfolio Manager’s other accounts managed, compensation, material conflicts of interests, and any ownership of securities in the Funds for which they serve.  The Portfolio Managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the Portfolio Managers or their firms against one another.  Each firm is a separate entity that may employ different compensation structures, and may have different management requirements, and each Portfolio Manager may be affected by different conflicts of interest.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee which is based on account performance, this information is reflected in a separate table below.  Asset amounts are approximate as of June 30, 2009, and have been rounded.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Andrew Johnson (NBFI)	4	$1,612.4 million	6	$3,799.1 million	78	$20,635.6 million
Wesley Sparks (Schroder)	1	$135.3 million	31	$2.92 billion	24	$1.63 billion
Diversified Equity Fund
Francis X. Morris (Delaware)	14	$1.9 billion	0	$0	18	$519.0 million
Michael S. Morris( Delaware)	14	$1.9 billion	0	$0	22	$519.2 million
Christopher S. Adams (Delaware)	14	$1.9 billion	0	$0	21	$519.1 million
Donald G. Padilla (Delaware)	14	$1.9 billion	0	$0	21	$519.0 million
Warren N. Koontz (Loomis)	3	$883 million	0	$0	117	$2,050 million
Arthur Barry (Loomis)	2	$447 million	0	$0	102	$1,429 million
James L. Carroll (Loomis)	1	$452 million	0	$0	103	$1,582 million
Ron Gala (Mellon)	6	$998 million	17	$594 million	118	$12.245 billion
Benjamin Segal (Neuberger)	7	$1,299 million	0	$0	41	$4,270 million
Conrad A. Saldanha (Neuberger)	7	$1,299 million	0	$0	41	$4,270 million

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The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Funds’ Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees.  Asset amounts are approximate as of June 30, 2009, and have been rounded.

Fund and Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Andrew Johnson (NBFI)	N/A	N/A	N/A	N/A	16	$5,516.1 million
Diversified Equity Fund
Francis X. Morris (Delaware)	N/A	N/A	N/A	N/A	1	$92 million
Michael S. Morris (Delaware)	N/A	N/A	N/A	N/A	1	$92 million
Christopher S. Adams (Delaware)	N/A	N/A	N/A	N/A	1	$92 million
Donald G. Padilla (Delaware)	N/A	N/A	N/A	N/A	1	$92 million
James L. Carroll (Loomis)	N/A	N/A	N/A	N/A	1	$24 million
Ron Gala (Mellon)	N/A	N/A	N/A	N/A	3	$383.8 million

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Portfolio Managers of each of the following sub-advisers who manage other investment accounts in addition to one or more of the Funds may be presented with the potential conflicts described below.

Delaware Management Company
Individual Portfolio Managers may perform investment management services for other accounts similar to those provided to the Diversified Equity Fund and the investment action for each account and the Diversified Equity Fund may differ.  For example, one account or the Diversified Equity Fund may be selling a security, while another account or the Diversified Equity Fund may be purchasing or holding the same security.  As a result, transactions executed for one account may adversely affect the value of securities held by another account, including the Diversified Equity Fund.  Additionally, management of multiple accounts and the Diversified Equity Fund may give rise to potential conflicts of interest, as a Portfolio Manager must allocate time and effort to multiple accounts.  A Portfolio Manager may discover an investment opportunity may be limited, however, so that all accounts, including the Diversified Equity Fund, for which the investment would be suitable may not be able to participate.  Delaware Management has adopted procedures designed to allocate investments fairly across multiple accounts.

Some of the accounts managed by the Portfolio Managers have performance-based fees.  This compensation structure presents a potential conflict of interest.  The Portfolio Manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Portfolio Manager does not receive a performance-based fee, including the Diversified Equity Fund.  A Portfolio Manager’s management of personal accounts may also present certain conflicts of interest.  While Delaware Investment’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Loomis Sayles & Company, L.P.
Loomis Sayles believes that the fact that a Portfolio Manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest.  A Portfolio Manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies.  Such favorable treatment could lead to more favorable investment opportunities for some accounts.  Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objective, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time.  In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

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Mellon Capital Management Corporation
Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists.  Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds.  However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others.  The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions.  For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio.  In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts.  However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.  There are many other factors considered in determining the portfolio manager's bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed). In addition, current trading practices do not allow Mellon Capital Management Corporation to intentionally favor one portfolio over another as trades are executed as trade orders are received.  Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Neuberger Berman Management LLC
Neuberger’s portfolio managers are responsible for initiating all trades.  Order flow originates with portfolio managers who determine what securities to buy or sell for the funds they manage.  The portfolio managers enter these pre-allocated orders into the Macgregor Financial Trading Platform (formerly known as the Merrin Trading Platform) and electronically route those orders to the trading desk.

The Macgregor Trading Platform is used to identify certain restrictions prior to trading execution.  For example, we are able to restrict security positions that exceed 5% of total market value, short sales, margin purchases and warrants.  The system also has the ability to limit a percentage of shares outstanding, industry, and specific securities that may be required.  In addition, screens may also be applied for specific portfolio guidelines or restrictions.

Neuberger has a central equity-trading desk.  The Mutual Fund Equity Trading Desk trades for Neuberger's institutional separate accounts, mutual funds, sub-advised accounts and wrap accounts.  The Desk trades listed equities, OTC issues, and futures/options.  Our head of institutional equity trading, Robert Arancio, has 20 years of experience and collectively the group has an average of approximately 19 years of experience.

The Desk is notified of incoming orders through their Macgregor trading blotter and one trader will take responsibility for the order.  The trader will then first determine if there is a broker with merchandise that will enable him or her to execute a block trade for the order at an advantageous price.  If not, the order will be executed over time and all of the accounts involved will share an average price.

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The Macgregor's order formulation sub-system checks every trade before execution to ensure that it is compliant and meets client guidelines.  The Macgregor's system is also used to allocate stocks that are in short supply in a consistent and fair method across all of our clients' portfolios.  The Desk has used the Macgregor system for several years and we feel that this is an essential component of accurate trade processing.

The Mutual Fund Equity Trading Desk works with a universe of over one hundred brokers and, within that, a core of some 50-60 brokers.  The Desk is currently linked electronically to most of the brokers.

Neuberger Berman Fixed Income LLC
NBFI’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicle and wrap fee programs.  Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Core Fixed Income Fund and the management of other accounts.  As a result, NBFI and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Core Fixed Income Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Core Fixed Income Fund.  Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly.  However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may take actions on behalf of the Core Fixed Income Fund that may differ from the timing or nature of action taken with respect to other accounts.  For instance, portfolio managers may purchase or sell certain securities for one account and not another.  Securities purchased in one account may perform better than the securities purchased in another.  Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline.  Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent.  A portfolio manger may take a short position in a security that may be held long in another account he manages.  For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark.  Additional reasons for such portfolio positions may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging and client direction.  NBFI has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades.  NBFI will frequently aggregate trades (both buys and sells) for a client with other NBFI clients when it is determined that such aggregation should result in a more favorable trade execution for such client.  NBFI has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio.  NBFI’s trade allocation procedures seek to ensure that no client is favored over another.  However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts.  Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product-specific considerations, issuer or sector exposure considerations and de minimis allocations.

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The fees charged to advisory clients by NBFI may differ depending upon a number of factors, including, but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle.  In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others.  To address this conflict, NBFI, as discussed above, has adopted allocations policies that are intended to fairly allocate investment opportunities among clients.

Schroder Investment Management North America Inc.
Whenever a Portfolio Manager of the Core Fixed Income Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Core Fixed Income Fund and the investment strategy of the other accounts.  For example, in certain instances, a Portfolio Manager may take conflicting positions in a particular security for different accounts by selling a security for one account and continuing to hold it for another account.  In addition, the fact that other accounts require the Portfolio Manager to devote less than all of his or her time to the Core Fixed Income Fund may be seen as itself to constitute a conflict with the interest of the Core Fixed Income Fund.  The Portfolio Manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Core Fixed Income Fund.  Securities selected for funds or accounts other than the Core Fixed Income Fund may outperform the securities selected for the Core Fixed Income Fund.  Finally, if the Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Core Fixed Income Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroder’s policies, however, require that Portfolio Managers allocate investment opportunities among accounts managed by them in an equitable manner over time.  Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as small size of an issue, orders will be allocated among clients in a manner believed by Schroder to be fair and equitable over time.

The structure of a Portfolio Manager’s compensation may give rise to potential conflicts of interest.  A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.  Also, potential conflicts of interest may arise since the structure of Schroder’s compensation may vary from account to account.

Schroder has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Portfolio Managers’ Compensation

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Funds’ Portfolio Managers.

Delaware Management Company
Each Portfolio Manager’s compensation consists of a base salary, bonus, deferred compensation plan and stock option incentive plan.  Each Portfolio Manager receives a fixed base salary determined by a comparison to industry data prepared by third parties to ensure that Portfolio Manager salaries are in line with salaries paid at peer investment advisory firms.  The bonus pool is determined by the revenues associated with the products a Portfolio Manager manages. The Portfolio Manager keeps a percentage of the revenues, and the remaining revenues (minus appropriate direct expenses associated with the product and the investment management team) create the “bonus pool” for a product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share.  The pool is allotted based on subjective factors (50%) and objective factors (50%).  Performance is measured as the result of one’s standing in the appropriate Lipper peer group and institutional peer group on a one-year, three-year and five-year basis.  The three-year and five-year are weighted more heavily and there is no objective award for standings that falls below the 50th percentile for a given time period.  There is a sliding scale for performance achievements above the 50th percentile.  Each Portfolio Manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold.  A Portfolio Manager may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. Stock Option Plan.  Portfolio Managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln.

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Deferred Compensation – Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation & Supplemental/Excess Retirement Plan, which is available to all employees whose base salaries or established compensation exceed a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Incentive Plan/Equity Compensation Plan - Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “Plan”) established on March 24, 2009.  Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to:  assist Delaware Management in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and Delaware Management; and provide such employees with incentives to expend their maximum efforts.    Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting.  Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements.  The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31.  The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder. The fair market value of shares of common stock underlying Awards granted prior to December 26, 2008 is determined by an independent appraiser utilizing a formula-based valuation methodology.

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

TARP Restrictions on Compensation:   In July 2009, Delaware Management’s corporate parent accepted financing pursuant to the Capital Purchase Program established under the U.S. government’s Troubled Asset Relief Program (“TARP”).  Certain portfolio managers employed by Delaware Management (collectively, the “Affected Personnel”) are subject to TARP restrictions on executive compensation until those TARP funds are repaid.  TARP does not impose a cap on the amount of compensation Delaware Management can pay the Affected Personnel.  However, TARP does prohibit the payment of certain types of compensation to Affected Personnel, including bonus, retention award, incentive and severance compensation.  Under regulations issued by the U.S. Department of the Treasury, compensation based on third-party assets under management is generally considered to be base compensation for purposes of these restrictions.  In the case of Affected Personnel whose compensation was not primarily based on third-party assets under management, Delaware Management may restructure compensation arrangements to include a higher base salary.

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There is an exception from this general prohibition on bonus compensation for restricted stock awards to Affected Personnel that do not exceed one third of the recipient’s total annual compensation.  Restricted stock awards to Affected Personnel may not fully vest until Delaware Management’s corporate parent repays the TARP financing and are subject to forfeiture if the recipient terminates his or her employment with Delaware Management less than two years following the grant.

Loomis, Sayles & Company, L.P.
Portfolio Managers’ compensation is comprised of a fixed salary based on a combination of factors, including industry experience, firm experience, job performance and market considerations.  Portfolio Managers may receive variable compensation in the form of an incentive-based component representing a significant multiple of base salary, and based on investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment.  Portfolio Managers may also participate in long-term incentive programs, which supplement existing compensation.  Although Portfolio Manager compensation is not directly tied to assets under management, a Portfolio Manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other Portfolio Managers.  Loomis, Sayles also offers a profit sharing plan.  In addition to the compensation described above, as a portfolio manager of two private investment funds advised by Loomis Sayles, James Carroll receives a portion of the performance fee earned on those funds through an equity interest he holds in the funds’ general partner.

Mellon Capital Management Corporation
The primary objectives of the Mellon Capital Management Corporation’s (“Mellon Capital’s”) compensation plans are to:
•	Motivate and reward continued growth and profitability
•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
•	Motivate and reward strong business/investment performance
•	Create an ownership mentality for all employees

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The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term).  An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses.  A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability.  Therefore, all bonus awards are based initially on Mellon Capital’s financial performance.  The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan.  Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards").  These targets are derived based on a review of competitive market data for each position annually.  Annual awards are determined by applying multiples to this target award.  Awards are 100% discretionary.  Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed.  Awards are paid in cash on an annual basis.

All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan.  These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role.  This plan provides for an annual award, payable in cash after a three-year cliff vesting period.  The value of the award increases during the vesting period based upon the growth in Mellon Capital’s net income.

Neuberger Berman Management LLC
Employee compensation typically falls into two primary structures: salary and discretionary bonus or production-based compensation.

Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards.  Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, the ability to attract and retain clients, assets under management, the current market conditions, and overall contribution to the Firm.  Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development, and their corporate citizenship.

The percentage of compensation varies by position, experience/level and performance.  In general, the more senior the investment professional, the greater the amount of equity compensation as a percentage of total compensation is available to them. Compensation programs are reviewed periodically to ensure competitiveness both internally and with the external market.

Research Analysts receive a base salary and discretionary bonus in the form of cash and conditional equity awards (restricted stock units and/or stock options), based upon the performance of their recommendations, impact on portfolios and additional contributions to the department and Firm.

Prior to September 15, 2008, all employees participated in equity ownership through the Lehman Brothers Equity Award Program.   As with prior years, the Firm feels that employee ownership is a very important part of its compensation structure, and is currently in the process of evaluating and planning the new equity ownership program under the Firm's new proposed structure.

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Neuberger Berman Fixed Income LLC
Compensation for fixed income mutual fund portfolio managers is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across the firm and overall investment performance.  Such portfolio managers are paid through participation in a formulaic production bonus pool.  Typically, fixed income portfolio management teams are paid on a tiered, revenue based model, with a holdback component.  Eligibility for compensation from the holdback pool is at management’s discretion and based on a variety of criteria including investment performance (including the three year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of the organization.  Generally, portfolio manager compensation is not substantially dependent on the performance of any one account.

As a firm, the Neuberger Berman organization believes that providing its employees with appropriate incentives, a positive work environment, and an inclusive and collaborative culture is critical to its success in retaining employees.

The fixed income mutual fund portfolio managers participate in long-term retention incentives as follows:

•
Employee-Owned Equity.  The Neuberger Berman organization recently implemented an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals.  Investment professionals, including the fixed income mutual fund portfolio managers, have received a significant portion of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.

Employee equity and preferred stock is subject to vesting (25% vests each year at 2nd, 3rd, 4th and 5th anniversary of the date of grant).

•
Contingent Compensation.  Under Neuberger Berman’s contingent compensation plan, the fixed income mutual fund portfolio managers’ compensation is paid part in cash and part in contingent, deferred compensation.  The contingent, deferred portion vests over a number of years and will be paid out in cash.  Neuberger Berman is in the process of structuring the program whereby the cash return during the vesting and payment period would primarily track a portfolio team’s composite or reference portfolio.  Because the deferred compensation is subject to a vesting schedule, it is an important tool in retaining key employees.  In addition, it aligns investment professionals with the investment process and the interest of clients, thereby reflecting industry practices.

•	Restrictive Covenants. The fixed income mutual fund portfolio managers that have received equity have agreed to certain restrictive covenants, including employee and client non-solicitation terms.

Schroder Investment Management North America Inc.
The Portfolio Manager is compensated for his services to the Core Fixed Income Fund and to other accounts managed in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroder employees.  Base salary of Schroder employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked against market data to ensure competitive salaries, and is paid in cash.  The Portfolio Manager’s base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.  The Portfolio Manager’s bonus is based in part on employee performance.  Discretionary bonuses for the Portfolio Manager are determined by a number of factors.  At a macro level, the total amount available to spend is a function of the compensation to revenue ratio achieved by the Schroder organization globally.  Schroder then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area.  For each team, Schroder assesses the performance of their funds relative to competitors and to relevant benchmarks, over one- and three-year periods, the level of funds under management and the level of performance fees generated.  Schroder also reviews “softer” factors such as leadership, innovation, contribution to other parts of the business and adherence to corporate values.  An employee’s bonus is paid in a combination of cash and Schroders plc stock, as determined by Schroder.  This stock vests over a period of three years and ensures that the interests of the employees are aligned with those of Schroder.

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Portfolio Managers’ Ownership of the Funds

As of August 31, 2008, the Portfolio Managers do not own any securities in the Funds.

Service Providers
Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the “Administrator”), acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Funds a fee computed daily and payable monthly based on the Fund complex’s average net assets at the annual rate of 0.05 of 1% on the first $500 million, 0.04 of 1% on the next $500 million, 0.03 of 1% on the next $500 million and 0.02 of 1% on the average net assets in excess of $1.5 billion, subject to an annual minimum of $25,000 per Fund, plus out-of-pocket expenses.  The Administrator also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

During the fiscal period ended August 31, 2008, the Administrator received the following fees from the Funds under the Administration Agreement:

Fund	Administration Fee
Core Fixed Income Fund	$63,025
Diversified Equity Fund	N/A

* Diversified Equity Fund was not in operation as of August 31, 2008.

U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, LLC, is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

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Legal Counsel
Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202 serves as counsel to the Funds.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, Wisconsin 53202 serves as the independent registered public accounting firm of the Funds.

Distribution of Fund Shares
Under a Distribution Agreement with the Trust, Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds.  The Distributor continually distributes shares of the Funds on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor (also known as principal underwriter) of the shares of the Funds is located at Three Canal Plaza, Suite 100, Portland, ME 04101.

The Distribution Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

12b-1 Distribution Plan
As noted in the Prospectus, the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Distribution Plan”), on behalf of the Funds.  Under the Distribution Plan, each Fund pays a fee (the “Distribution Fee”) to the Distributor for distribution services and the provision of personal services to shareholders at an annual rate of 0.25% of the Fund’s average daily NAV attributable to that Fund.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of shares of the Fund, subject to the terms of the Distribution Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Funds during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, the provision of personal services to shareholders advertising, compensating broker-dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

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The Distribution Plan provides that it will continue from year-to-year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Distribution Plan should be continued.  With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no Qualified Trustee of the Funds has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares or for the provision of services to shareholders.  The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Funds’ shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds.  In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Funds may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares or for the provision of services to shareholders.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

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During the fiscal year ended August 31, 2008, the Funds paid the following in Rule 12b-1 fees:

Fund	Total Rule 12b-1Fees	Printing/Postage	Paid to Distributor	Payment to Dealer
Core Fixed Income Fund	$147,283	$3,709	$21,247	$122,327
Diversified Equity Fund*	N/A	N/A	N/A	N/A

* Diversified Equity Fund was not in operation as of August 31, 2008.

The following table lists the amount of unreimbursed expenses incurred under the plan in the previous fiscal year:

Fund	Amount Unreimbursed	% of Fund’s net assets
Core Fixed Income Fund	$73,863	0.09%
Diversified Equity Fund*	N/A	N/A

* Diversified Equity Fund was not in operation as of August 31, 2008.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser, together with the sub-advisers, determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser and the sub-advisers, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and sub-advisers will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser and sub-advisers that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.

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While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser and sub-advisers, even if the specific services are not directly useful to the Funds and may be useful to the Adviser and sub-advisers in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Investment decisions for the Funds are made independently from those of other client accounts of the Adviser and sub-advisers.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of the applicable Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.  Notwithstanding the above, the Adviser and sub-advisers may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser and sub-advisers shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Funds are required to identify any securities of their “regular brokers or dealers” that the Funds have acquired during their most recent fiscal year.  The following table lists such securities which have been acquired by the Funds as of August 31, 2008:

Fund	Securities	Value of holding
Core Fixed Income Fund	J.P. Morgan Chase & Co.	$1,150,088
Diversified Equity Fund	N/A	N/A
* Diversified Equity Fund was not in operation as of August 31, 2008.

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The Funds are also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.   The following table shows the Funds’ total commissions and transactions paid for research services for the fiscal year ended August 31, 2008:

Fund	Commissions	Transactions
Core Fixed Income Fund	$0	$0
Diversified Equity Fund	N/A	N/A
* Diversified Equity Fund was not in operation as of August 31, 2008.

For the fiscal period ended August 31, 2008, the Funds’ paid the following in brokerage commissions:

Fund	Brokerage Commissions
Core Fixed Income Fund	$1,027
Diversified Equity Fund*	N/A

* Diversified Equity Fund was not in operation as of August 31, 2008.

Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser and Sub-Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (50% or more) generally leads to above-average transaction costs and may result in a greater number of taxable transactions, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.  The Core Fixed Income Fund’s portfolio turnover rate for the fiscal period ended August 31, 2008 was 493.8%  The Adviser estimates that the portfolio turnover rate for the Diversified Equity Fund’s first year of operations will be approximately 50%.

Code of Ethics
The Funds, the Adviser, sub-advisers and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser, sub-advisers and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees.  The Proxy Voting Policies of the Adviser are attached as Appendix B. Notwithstanding this delegation of responsibilities; however, the Funds retain the right to vote proxies relating to their portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of each Fund’s investments.

The actual voting records relating to portfolio securities during the 12-month period ended June 30th will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

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Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Mr. Michel R. McVoy has been designated as the Anti-Money Laundering Officer of the Trust.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Funds’ transfer agent (the “Transfer Agent”) have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, the sub-advisers, Distributor or any other affiliated person of the Funds.  After due consideration, the Adviser and the Board of Trustees determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Funds and their service providers by the Trust’s Chief Compliance Officer (the “CCO”), (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act) and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the Interactive Data Electronic Applications database on the SEC’s website at www.sec.gov.

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The Adviser may not receive compensation in connection with the disclosure of information about Fund portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  the Administrator; the Funds’ accountant; the Custodian; the Sub-Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Funds have a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or the Funds or any sub-adviser receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of a Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the applicable Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

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The Funds’ securities, including depositary receipts, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser and/or the sub-adviser to be the primary market.  Securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Purchase and Redemption of Fund Shares

Purchase of Shares
Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers, as described in the Prospectus, or directly from the Funds.  The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.

Orders received by dealers other than authorized brokers or agents by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m., Eastern time, on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed at the next determined price.  It is the dealer’s responsibility to transmit orders so that they will be received by the Funds before 4:00 p.m., Eastern time.

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Purchase Requests Must be Received in Good Order

Your share price will be based on the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to “PMC Funds.”

All purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time), will be processed on that same day.  Purchase requests will receive the next business day’s NAV per share.

Redemption of Shares
To redeem shares, shareholders may send a written request in “good order” to:

PMC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-PMC-7338

A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account (with signature(s) guaranteed if applicable).

Redemption proceeds will be sent to the address of record.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

•	if ownership is changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record
•	for written requests to wire redemption proceeds (if not previously authorized on the account);
•	if a change of address request has been received by the Transfer Agent within the last 15 days;
•	for all redemptions in excess of $100,000 from any shareholder account; and
•	when establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

The Funds do not accept signatures authenticated by a notary public.

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The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from banks and securities dealers.  The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption in-Kind
The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, that Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Funds’ policy is to distribute to their shareholders all of their net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes based on net income.  However, the Funds can give no assurances that their anticipated distributions will be sufficient to eliminate all taxes.  If a Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments though the Fund.  If a Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax, the Fund will be subject to a four percent excise tax.

Net investment income generally consists of interest, dividends and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.

Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by a Fund for its taxable year.  In view of the Funds’ investment policies, it is expected that part of the distributions by the Funds may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.

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Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

Except in the case of certain shareholders, if a shareholder does not furnish the Funds with its correct Taxpayer Identification Number and certain certifications or the Funds receive notification from the Internal Revenue Service requiring back-up withholding, the Funds are required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate (currently 30%) on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.  Certain distributions of short-term capital gains and qualified interest income of the Funds will not be subject to such withholding for tax years beginning prior to 2010.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Distributions
The Funds will receive income in the form of dividends and interest earned on their investments in securities.  This income, less the expenses incurred in their operations, is the Funds’ net investment income, substantially all of which will be distributed to the Funds’ shareholders.

The amount of a Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

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Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax adviser.

Any distribution paid by a Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing; however, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
The Core Fixed Income Funds's financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Funds’ 2008 Annual Report to Shareholders, is incorporated by reference in this SAI.

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APPENDIX A- DESCRIPTION OF BOND RATINGS

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

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A-3

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Dual Ratings

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L

Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi

Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

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pr

The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation. Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

•
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

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q

A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the Strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

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Fitch's ratings on U.S. public finance debt securities measure credit quality relative of other U.S. public finance debt securities. Loss rates of most Fitch-rated U.S. public finance debt securities have historically been significantly lower, and are expected to continue to be significantly lower, than other debt instruments rated comparably by Fitch.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

'PIF'

The tranche has reached maturity and has been "paid-in-full", regardless of whether it was amortized or called early.  As the issue no longer exists, it is therefore no longer rated.

'NR' denotes that Fitch Ratings does not publicly rate the associated issuer or issuer.

'WD'

Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

Fitch Ratings (“Fitch”) National Short-Term Credit Ratings

National Ratings are an assessment of credit quality relative to the rating of the "best" credit risk in a country. This "best" risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.  Where the creditworthiness is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

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B (xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx)	Indicates actual or imminent payment default.

Note to National Short-Term ratings:

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms

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D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L

Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

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p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi

Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr

The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation. Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

•
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies. The final rating may differ from the preliminary rating.

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t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

q

A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

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C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB
Speculative.  ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

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B                  Highly speculative.

•
For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

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D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to International Long-Term and Short-Term ratings

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

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Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Fitch's ratings on U.S. public finance debt securities measure credit quality relative of other U.S. public finance debt securities. Loss rates of most Fitch-rated U.S. public finance debt securities have historically been significantly lower, and are expected to continue to be significantly lower, than other debt instruments rated comparably by Fitch.

Interest Only
Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only
Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return
Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

'PIF'
The tranche has reached maturity and has been "paid-in-full", regardless of whether it was amortized or called early.  As the issue no longer exists, it is therefore no longer rated.

'NR'
Denotes that Fitch Ratings does not publicly rate the associated issue or issuer.

'WD'
Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

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Fitch’s National Long-Term Credit Ratings

National Ratings are an assessment of credit quality relative to the rating of the "best" credit risk in a country. This "best" risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

AAA(xxx)
‘AAA’ national ratings denote the highest rating assigned in its national rating scale for that country.  This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx)
‘AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country.  The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A (xxx)
‘A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country.  Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (xxx)
‘B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx)

These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

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DDD(xxx), DD(xxx), D(xxx)
These categories of national ratings are assigned to entities or financial commitments which are currently in default.

E(xxx)

Adequate information is not available to meet the obligations of the rating. This category is used as a downgrade when the previous rating is suspended due to a lack of documentation from the issuer necessary to continue surveillance and maintain the rating.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Note Ratings

Short-Term Notes

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

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Moody’s MIG/VMIG Ratings U.S. Short-Term Ratings

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

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VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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APPENDIX B -- PROXY VOTING POLICIES

Envestnet Asset Management, Inc.
Client Proxy Voting Policies and Procedures

Envestnet Asset Management, Inc. (“Envestnet”) generally delegates proxy voting to the asset managers to whom it allocates client assets. Envestnet shall maintain copies of the asset managers’ proxy voting procedures on file for so long as Envestnet has clients whose assets are being managed by such asset managers. In the unlikely event that Envestnet becomes responsible for voting proxies relating to securities held by its clients, Envestnet has developed the following principles, policies and procedures to ensure that such proxies are voted in the best interest of Envestnet’s clients. These principles, policies and procedures are relatively general in nature to allow Envestnet the flexibility and discretion to use its business judgment in making appropriate decisions with respect to client proxies.

Summary

Envestnet acknowledges and agrees that it has a fiduciary obligation to its clients to ensure that any proxies for which it has voting authority are voted solely in the best interests and for the exclusive benefit of its clients. The policies detailed below are intended to guide Envestnet and its personnel in ensuring that proxies are voted in such manner without limiting the Envestnet or its personnel in specific situations to vote in a pre-determined manner. These policies are designed to assist Envestnet in identifying and resolving any conflicts of interest it may have in voting client proxies.

Voting Principles, Policies and Procedures

Envestnet will abide by the following principles, policies and procedures in voting client proxies:

 1.           Envestnet will at all times ensure that client proxies are voted with attention to the best interests and for the sole benefit of its clients.

 2.           Envestnet will use its reasonable efforts to ensure that each decision regarding how to vote a client proxy is based on reasonably complete information with respect to the issue to which the proxy relates such that Envestnet can make an informed decision.

 3.           Envestnet will determine a client’s best interest based on the maximization of investor value which is defined as an increase in long-term value through capital appreciation and dividends. Envestnet expects that it will, in most instances, vote in accordance with management’s recommendations with respect to specific proxy issues; however, Envestnet will not vote in accordance with management’s recommendations in instances where Envestnet believes in good faith that management’s interests do not coincide with investors’ best interests.

 4.           Envestnet will ensure that each and every proxy is voted unless the responsible Envestnet personnel affirmatively determine to abstain from voting such proxy because such abstention is in the best interest of the client.

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 5.           All proxy voting will be executed by Envestnet’s chief executive based on a recommendation from the responsible portfolio manager for the securities to which the proxy relates. If the portfolio manager determines that there is an actual conflict of interest between the client and Envestnet with respect to a specific proxy issue, Envestnet’s chief executive will, along with Envestnet’s other executive officers, determine whether Envestnet may vote the proxy itself or will contact the relevant client to allow the client to make the final decision with respect to the proxy issue in question.

 6.           Envestnet will maintain a client proxy file to retain records relating to the proxies voted by Envestnet on behalf of its clients. This file will contain, at a minimum, the proxy materials distributed by the issuer of the security to which the proxy relates and a record of how Envestnet voted that proxy. If Envestnet conducts additional research into the proxy issue, it will maintain copies of such research in the file as well.

How to Obtain Information on Your Proxy

If you would like information on how Envestnet has actually voted any proxies with respect to securities held in your portfolio for which it exercised voting authority, please contact the following individual at Envestnet:

George L. Alvin
Chief Compliance Officer
35 East Wacker Drive, Suite 2400
Chicago, Illinois 60601
(312) 827-3965

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TRUST FOR PROFESSIONAL MANAGERS
PART C
PMC FUNDS

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Declaration of Trust

(1)
Amended and Restated Certificate of Trust — Previously filed with Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A with the SEC on November 24, 2004, and is incorporated by reference.

(2)
Amended and Restated Declaration of Trust — Previously filed with Registrant’s Pre-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated Bylaws — Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements

(1)	Investment Advisory Agreement – filed herewith.

(2)
Investment Sub-Advisory Agreement between Adviser and Delaware Management Company – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(3)	Amendment to Sub-Advisory Agreement between Adviser and Delaware Management Company – filed herewith.

(4)
Investment Sub-Advisory Agreement between Adviser and Neuberger Berman Fixed Income, LLC – Previously filed with Registrant’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A with the SEC on May 14, 2009, and is incorporated by reference.

(5)
Investment Sub-Advisory Agreement between Adviser and Loomis, Sayles & Company, LP – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(6)	Amendment to Sub-Advisory Agreement between Adviser and Loomis, Sayles & Company, LP – filed herewith.

(7)
Investment Sub-Advisory Agreement between Adviser and Mellon Equity Associates, LLP – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(8)	Amendment to Sub-Advisory Agreement between Adviser and Mellon Capital Management Corporation – filed herewith.

(9)
Investment Sub-Advisory Agreement between Adviser and Schroder Investment Management North America Inc. – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(10)	Investment Sub-Advisory Agreement between Adviser and Neuberger Berman Management LLC – filed herewith.

(e)	Underwriting Agreement

(1)	Underwriting Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A with the SEC on May 14, 2009, and is incorporated by reference.

(2)	First Amendment to the Underwriting Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreement

(1)	Custody Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(2)	First Amendment to Custody Agreement – filed herewith.

(h)	Other Material Contracts

(1)
(a) Fund Administration Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(b) First Amendment to Fund Administration Servicing Agreement – filed herewith.

(2)
(a) Transfer Agent Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(b) Addendum to Transfer Agent Servicing Agreement – filed herewith.

(3)
(a) Fund Accounting Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(b) First Amendment to Fund Accounting Servicing Agreement – filed herewith.

(4)	Power of Attorney — Previously filed with Registrant’s Post-Effective Amendment No. 124 to its Registration Statement on Form N-1A with the SEC on January 30, 2009, and is incorporated by reference.

(5)	Operating Expense Limitation Agreement —filed herewith.

(i)
(1) Opinion and Consent of Counsel — Previously filed with Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A with the SEC on September 11, 2007, and is incorporated by reference.

(2) Consent of Counsel – filed herewith.

(3) Opinion and Consent of Counsel for the Diversified Equity Fund – filed herewith.

(j)	Consent of Independent Auditors— filed herewith.

(k)	Omitted Financial Statements — Not applicable.

(l)
Agreement Relating to Initial Capital — Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)	Rule 12b-1 Plan — filed herewith.

(n)	Rule 18f-3 Plan — not applicable.

(o)	Reserved.

(p)	Codes of Ethics

(1)
Code of Ethics for Registrant — Previously filed with Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A with the SEC on May 2, 2005, and is incorporated by reference.

(2)
Codes of Ethics for Fund and the Adviser — Previously filed with Registrant’s Post-Effective Amendment No. 120 to its Registration Statement on Form N-1A with the SEC on December 23, 2008, and is incorporated by reference.

(3)
Code of Ethics for Mellon Capital Management Corporation – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(4)
Code of Ethics for Delaware Management Company – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(5)	Code of Ethics for Neuberger Berman Management LLC and Neuberger Berman Fixed Income LLC – filed herewith.

(6)
Code of Ethics for Loomis, Sayles & Company, LP – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(7)
Code of Ethics for Schroder Investment Management North America Inc. – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

Envestment Asset Management, Inc. (the “Adviser”) serves as the investment adviser for the PMC Funds (the “Funds”).  The principal business address of the Adviser is 35 East Wacker Drive, Suite 1600, Chicago, IL 60601.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated August 6, 2009.

Delaware Management Company (“Delaware”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Delaware is 2005 Market Street, Philadelphia, PA 19103.  With respect to Delaware, the response to this Item is incorporated by reference to Delaware’s Form ADV on file with the SEC and dated August 10, 2009.

Loomis, Sayles & Company, L.P. (“Loomis”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Loomis is One Financial Center, Boston, MA 02111.  With respect to Loomis, the response to this Item is incorporated by reference to Loomis’s Form ADV on file with the SEC and dated August 18, 2009.

Mellon Capital Management Corporation (“Mellon”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Mellon is 50 Fremont Street, Suite 3900, San Francisco, CA 94105.  With respect to Mellon, the response to this Item is incorporated by reference to Mellon’s Form ADV on file with the SEC and dated August 19, 2009.

Neuberger Berman Fixed Income LLC (“NBFI”) serves as an investment sub-adviser for the PMC Core Fixed Income Fund.  The principal business address of NBFI is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.  With respect to NBFI, the response to this Item is incorporated by reference to NBFI’s Form ADV on file with the SEC and dated June 5, 2009.

Neuberger Berman Management LLC (“Neuberger”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Neuberger is 605 Third Avenue, New York, NY 10158.  With respect to Neuberger, the response to this Item is incorporated by reference to Neuberger’s Form ADV on file with the SEC and dated June 29, 2009.

Schroder Investment Management North America Inc. (“Schroder”) serves as an investment sub-adviser for the PMC Core Fixed Income Fund.  The principal business address of Schroder is 875 Third Avenue, 22nd Floor, New York, NY 10022.  With respect to Schroder, the response to this Item is incorporated by reference to Schroder’s Form ADV on file with the SEC and dated May 4, 2009.

The Form ADV for the Adviser and Sub-Advisers listed above may be obtained, free of charge, on the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) In addition to the Registrant, Foreside Fund Services, LLC (“Foreside”) acts as principal underwriter for the following investment companies:

American Beacon Funds
American Beacon Mileage Funds
American Beacon Select Funds
Henderson Global Funds
Bridgeway Funds, Inc.
Century Capital Management Trust
Sound Shore Fund, Inc.
Forum Funds
Central Park Group Multi-Event Fund
The CNL Funds
PMC Funds, Series of Trust for Professional Managers
Nomura Partners Funds, Inc.
Wintergreen Fund, Inc.
RevenueShares ETF Trust
Direxion Shares ETF Trust
JETSSM Exchange-Traded Trust

(b) The following table identifies the officers of Foreside and their positions, if any, with the Fund.  The principal business address of each of these individuals is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Positions and Offices with Registrant
Mark S. Redman	President	None
Richard J. Berthy	Vice President and Treasurer	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Chief Compliance Officer and Vice President	None
Mark A. Fairbanks	Deputy Chief Compliance Officer and Vice President	None

(c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Foreside Fund Services, LLC	None	None	None	None

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, Suite 1600 Chicago, IL 60601
Registrant’s Investment Sub-Advisers
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103

Loomis, Sayles & Company L.P.
One Financial Center
Boston, MA 02111

Mellon Capital Management Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Neuberger Berman Fixed Income LLC
190 South LaSalle Street, Suite 2400
Chicago, IL 60603

Neuberger Berman Management LLC
605 Third Avenue
New York, NY 10158

Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor
New York, NY 10022

Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.  Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of August, 2009.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John Buckel
John Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 25, 2009 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By        /s/ John Buckel
John Buckel
Attorney-in-Fact pursuant to
Power of Attorney previously filed with
Registrant’s Post-Effective Amendment
No. 124 to its Registration Statement on
Form N-1A with the SEC on January 30, 2009,
and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	Ex-99.d.1
Amendment to Sub-Advisory Agreement between Adviser and Delaware	Ex-99.d.3
Amendment to Sub-Advisory Agreement between Adviser and Loomis	Ex-99.d.6
Amendment to Sub-Advisory Agreement between Adviser and Mellon	Ex-99.d.8
Investment Sub-Advisory Agreement between Adviser and Neuberger Berman Management LLC	Ex-99.d.10
First Amendment to the Underwriting Agreement	Ex-99.e.2
First Amendment to Custody Agreement	Ex-99.g.2
First Amendment to Fund Administration Servicing Agreement	Ex-99.h.1.b
Addendum to Transfer Agent Servicing Agreement	Ex-99.h.2.b
First Amendment to Fund Accounting Servicing Agreement	Ex-99.h.3.b
Operating Expense Limitation Agreement	Ex-99.h.5
Consent of Counsel	Ex-99.i.2
Opinion and Consent of Counsel for the Diversified Equity Fund	Ex-99.i.3
Consent of Independent Auditors	Ex-99.j
Rule 12b-1 Plan	Ex-99.m
Code of Ethics for Neuberger Berman Management LLC and Neuberger Berman Fixed Income LLC	Ex-99.p.5